Valuation and Qualifying Accounts Valuation and Qualifying Accounts (Details textuals) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 4,182	$ 3,753	$ 3,663	$ 3,191
Accrued Customer Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 642,000	$ 656,000	$ 701,000